Summary of Warrant Activity (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding, beginning	245,192	245,192
Warrants average exercise price, outstanding, beginning	$ 17.50	$ 17.50
Weighted average remaining contractual term, outstanding	1 year 9 months 7 days	2 years 7 days	3 years 7 days
Number of warrants, exercisable, beginning	245,192	245,192
Warrants average exercise price, exercisable, beginning	$ 17.50	$ 17.50
Weighted average remaining contractual term, exercisable	1 year 9 months 7 days	2 years 7 days	3 years 7 days
Number of warrants, granted
Warrants average exercise price, granted
Number of warrants, exercised/ surrendered
Warrants average exercise price, exercised/ surrendered
Number of warrants, expired
Warrants average exercise price, expired
Number of warrants, outstanding, ending	245,192	245,192	245,192
Warrants average exercise price, outstanding, ending	$ 17.50	$ 17.50	$ 17.50
Number of warrants, exercisable, ending	245,192	245,192	245,192
Warrants average exercise price, exercisable, ending	$ 17.50	$ 17.50	$ 17.50